CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	$ 616	$ 138	$ (66)
Other comprehensive income that will not be reclassified to net income
Revaluations of property, plant and equipment	(133)	3,745	4,573
Actuarial (loss) gain on defined benefit plans	(12)	21	30
Deferred income taxes on above items	81	(852)	(1,170)
Unrealized gain (loss) on investments in equity securities	2	(11)	3
Equity-accounted investments	154	(35)	184
Total items that will not be reclassified to net income	92	2,868	3,620
Other comprehensive income that may be reclassified to net income
Foreign currency translation	1,317	(647)	(859)
Gains (losses) arising during the year on financial instruments designated as cash-flow hedges	252	175	(64)
Gain (loss) on foreign exchange swaps – net investment hedge	(128)	63	64
Reclassification adjustments for amounts recognized in net income	(108)	148	43
Deferred income taxes on above items	(13)	(87)	(2)
Equity-accounted investments	8	(30)	(36)
Total items that may be reclassified subsequently to net income	1,328	(378)	(854)
Other comprehensive income	1,420	2,490	2,766
Comprehensive income	2,036	2,628	2,700
Comprehensive income attributable to:
Preferred limited partners’ equity	41	44	55
Limited partners’ equity	(72)	381	628
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	619	334	209
Other comprehensive income that may be reclassified to net income
Other comprehensive income	1,364	1,248	839
Comprehensive income attributable to:
Non-controlling interests	1,983	1,582	1,048
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	111	92	77
Other comprehensive income that may be reclassified to net income
Other comprehensive income	0	8	12
Comprehensive income attributable to:
Non-controlling interests	111	100	89
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	(63)	(117)	(135)
Other comprehensive income that may be reclassified to net income
Other comprehensive income	13	387	579
Comprehensive income attributable to:
Non-controlling interests	(50)	270	444
BEPC exchangeable shares
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	(57)	(104)	(119)
Other comprehensive income that may be reclassified to net income
Other comprehensive income	12	342	513
Comprehensive income attributable to:
Non-controlling interests	(45)	238	394
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	27	26	26
Other comprehensive income that may be reclassified to net income
Other comprehensive income	12	(42)	4
Comprehensive income attributable to:
Non-controlling interests	39	(16)	30
Perpetual subordinated notes
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	29	29	12
Comprehensive income attributable to:
Non-controlling interests	$ 29	$ 29	$ 12